Post-Employment Benefits - Details of Principal Actuarial Assumptions (Detail)	Dec. 31, 2025	Dec. 31, 2024
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
Expected rate of salary increase	4.00%	4.00%
Discount rate for defined benefit obligations	4.70%	3.90%